Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Balance, beginning of year	$ (54,679.8)		$ (27,568.3)
Exchange differences arising on translation of foreign operations	(3,095.3)		(11,690.1)
Equity instruments	817.4		(22.4)
Debt instruments	(1,622.5)		3,625.5
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	278.8
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	(169.3)		(926.9)
Loss allowance adjustments from debt instruments	1.6		(0.2)
Gain (loss) arising on changes in the fair value of hedging instruments	(41.4)		(42.8)
Transferred to initial carrying amount of hedged items	41.4		46.6
Share of other comprehensive income (loss) of associates	(69.1)		(179.8)
Share of unearned stock-based employee compensation of associates			0.2
Income tax effect	(55.8)		0.4
Balance, end of year	(58,594.0)	$ (2,099.4)	(36,757.8)
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	(57,001.6)		(26,871.4)
Exchange differences arising on translation of foreign operations	(3,095.3)		(11,690.1)
Share of other comprehensive income (loss) of associates	(73.6)		(176.3)
Balance, end of year	(60,170.5)		(38,737.8)
Others - Stock-Based Employee Compensation [member]
Balance, beginning of year			(0.2)
Share of unearned stock-based employee compensation of associates			0.2
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Balance, beginning of year	2,321.8		(692.9)
Equity instruments	817.4		(22.4)
Debt instruments	(1,622.5)		3,625.5
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	278.8
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	(169.3)		(926.9)
Loss allowance adjustments from debt instruments	1.6		(0.2)
Share of other comprehensive income (loss) of associates	4.5		(3.5)
Income tax effect	(55.8)		0.4
Balance, end of year	1,576.5		1,980.0
Other - Gain (loss) on hedging instruments [member]
Balance, beginning of year			(3.8)
Gain (loss) arising on changes in the fair value of hedging instruments	(41.4)		(42.8)
Transferred to initial carrying amount of hedged items	$ 41.4		$ 46.6